Annual Total Returns [BarChart] - First Trust RBA American Industrial Renaissance ETF - First Trust RBA American Industrial Renaissance ETF	Feb. 01, 2021
Bar Chart Table:
2015	(9.45%)
2016	43.31%
2017	16.36%
2018	(20.44%)
2019	34.00%
2020	16.62%